Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets
Cost	Licenses	Patents	Trademarks	Customer list	Approved ANDAs	Acquired in process research and development	Total
At December 31, 2016	$-	$25,012,530	$4,296,192	$7,472,143	$1,505,664	$83,720,025	$122,006,554
Additions	2,383,550	-	-	-	-	-	2,383,550
Impairment	(635,721)	-	-	-	-	-	(635,721)
Transfers to assets held for resale	-	(9,122,874)	-	(6,267,525)	(1,405,541)	(78,152,819)	(94,948,759)
Effect of movements in exchange rates	8,471	(1,650,944)	(282,211)	(496,269)	(100,123)	(5,567,206)	(8,088,282)
At December 31, 2017	$1,756,300	$14,238,712	$4,013,981	$708,349	$-	$-	$20,717,342
Effect of movements in exchange rates	153,580	1,245,105	351,004	61,943	-	-	1,811,632
At December 31, 2018	$1,909,880	$15,483,817	$4,364,985	$770,292	$-	$-	$22,528,974

Accumulated amortization and impairment losses	Licenses	Patents	Trademarks	Customer list	Approved ANDAs	Acquired in process research and development	Total
At December 31, 2016	$-	$15,321,230	$4,296,192	$814,101	$12,548	$697,666	$21,141,737
Amortization	-	637,406	-	437,904	98,203	5,460,444	6,633,957
Transfers to assets held for resale	-	(684,216)	-	(470,064)	(105,416)	(5,861,461)	(7,121,157)
Effect of movements in exchange rates	-	(1,035,708)	(282,211)	(73,592)	(5,335)	(296,649)	(1,693,495)
At December 31, 2017	$-	$14,238,712	$4,013,981	$708,349	$-	$-	$18,961,042
Amortization	195,977	-	-	-	-	-	195,977
Effect of movements in exchange rates	8,653	1,245,105	351,004	61,943	-	-	1,666,705
At December 31, 2018	$204,630	$15,483,817	$4,364,985	$770,292	$-	$-	$20,823,724

Carrying amounts	Licenses	Patents	Trademarks	Customer list	Approved ANDAs	Acquired in process research and development	Total
At December 31, 2017	$1,756,300	$-	$-	$-	$-	$-	$1,756,300
At December 31, 2018	$1,705,250	$-	$-	$-	$-	$-	$1,705,250